UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21455
Claymore Dividend & Income Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices)	(Zip code)
J. Thomas Futrell 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: May 1, 2010 – July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

DCS | Claymore Dividend & Income Fund
Portfolio of Investments
July 31, 2010 (unaudited)

	Number of Shares			Value
		Total Long-Term Investments - 138.8%
		Common Stocks - 110.3%
		Consumer Discretionary - 8.2%
	2,186	Darden Restaurants, Inc.		$ 91,572
	3,115	Garmin Ltd. (Switzerland)		88,809
	4,273	Genuine Parts Co.		183,013
	2,107	Hasbro, Inc.		88,810
	46,330	Home Depot, Inc. (d)		1,320,868
	3,999	Leggett & Platt, Inc.		83,339
	8,885	Limited Brands, Inc.		227,811
	9,849	Mattel, Inc.		208,405
	28,907	McDonald's Corp. (d)		2,015,685
	8,507	McGraw-Hill Cos., Inc. (The)		261,080
	4,906	Omnicom Group, Inc.		182,798
	15,488	Pearson PLC, ADR (United Kingdom) (d)		242,697
	19,371	Thomson Reuters Corp. (Canada) (d)		725,250
	960	Tupperware Brands Corp.		37,814
	2,933	VF Corp.		232,675
	1,528	Whirlpool Corp.		127,282
	7,086	Yum! Brands, Inc.		292,652
				6,410,560
		Consumer Staples - 29.8%
	55,627	Altria Group, Inc. (d)		1,232,694
	9,716	Archer-Daniels-Midland Co.		265,830
	8,198	Avon Products, Inc.		255,204
	2,180	Brown-Forman Corp. - Class B		137,798
	9,012	Campbell Soup Co.		323,531
	65,586	Coca-Cola Co. (The) (d)		3,614,444
	7,460	Colgate-Palmolive Co. (d)		589,191
	1,519	Delhaize Group SA, ADR (Belgium)		113,059
	16,348	Diageo PLC, ADR (United Kingdom) (d)		1,142,398
	1,925	Emotelladora Andina SA, ADR - Class B (Chile)		51,128
	16,472	General Mills, Inc.		563,342
	6,107	Hershey Co. (The)		287,029
	8,666	HJ Heinz Co.		385,464
	2,047	Hormel Foods Corp.		87,857
	2,537	JM Smucker Co. (The)		155,848
	10,037	Kellogg Co. (d)		502,352
	11,390	Kimberly-Clark Corp. (d)		730,327
	34,419	Kraft Foods, Inc. - Class A (d)		1,005,379
	3,271	Lorillard, Inc.		249,381
	3,229	McCormick & Co., Inc.		126,997
	2,864	Molson Coors Brewing Co. - Class B		128,909
	48,583	PepsiCo, Inc. (d)		3,153,523
	38,749	Philip Morris International, Inc. (d)		1,977,749
	44,535	Procter & Gamble Co. (The) (d)		2,723,761
	4,422	Reynolds American, Inc.		255,680
	18,360	Sara Lee Corp. (d)		271,544
	15,669	Sysco Corp. (d)		485,269
	47,909	Wal-Mart Stores, Inc. (d)		2,452,462
				23,268,150
		Energy - 17.4%
	45,049	Chevron Corp. (d)		3,433,184
	39,836	ConocoPhillips (d)		2,199,744
	39,146	Exxon Mobil Corp. (d)		2,336,233
	29,443	Repsol YPF SA, ADR (Spain) (d)		696,327
	12,222	Sasol Ltd., ADR (South Africa) (d)		484,480
	46,509	Statoil ASA, ADR (Norway) (d)		945,528
	11,495	Tenaris SA, ADR (Luxembourg) (d)		460,375
	60,123	Total SA, ADR (France) (d)		3,044,027
				13,599,898
		Financials - 0.8%
	1,803	Eaton Vance Corp.		54,018
	2,757	Federated Investors, Inc. - Class B		58,504
	14,387	Marsh & McLennan Cos., Inc. (d)		338,382
	3,811	Plum Creek Timber Co., Inc. - REIT		136,739
	1,809	Waddell & Reed Financial, Inc. - Class A		43,108
				630,751
		Health Care - 24.0%
	39,030	Abbott Laboratories (d)		1,915,592
	38,880	AstraZeneca PLC, ADR (United Kingdom) (d)		1,961,107
	9,387	Baxter International, Inc.		410,869
	3,654	Becton Dickinson and Co.		251,395
	3,162	Biovail Corp. (Canada)		69,216
	46,136	Bristol-Myers Squibb Co. (d)		1,149,709
	31,013	Eli Lilly & Co. (d)		1,104,063
	4,535	Fresenius Medical Care AG & Co. KGaA, ADR (Germany)		247,974
	78,996	GlaxoSmithKline PLC, ADR (United Kingdom) (d)		2,778,289
	56,783	Johnson & Johnson (d)		3,298,524
	75,114	Merck & Co., Inc. (d)		2,588,428
	192,181	Pfizer, Inc. (d)		2,882,715
	1,739	Pharmaceutical Product Development, Inc.		42,188
	610	Teleflex, Inc.		34,569
				18,734,638
		Industrials - 12.3%
	18,564	3M Co. (d)		1,587,965
	34,769	ABB Ltd., ADR (Switzerland) (d)		701,638
	2,912	Avery Dennison Corp.		104,395
	4,283	Cooper Industries PLC (Ireland)		193,377
	3,741	Dover Corp.		179,456
	785	Dun & Bradstreet Corp.		53,663
	660	Elbit Systems Ltd. (Israel)		36,307
	19,819	Emerson Electric Co. (d)		981,833
	5,830	General Dynamics Corp.		357,088
	15,282	Honeywell International, Inc. (d)		654,987
	1,467	Hubbell, Inc. - Class B		69,228
	13,410	Illinois Tool Works, Inc. (d)		583,335
	2,759	ITT Corp.		130,004
	19,256	Koninklijke Philips Electronics NV (Netherlands) (d)		599,247
	5,765	Lockheed Martin Corp.		433,240
	9,283	Masco Corp.		95,429
	6,314	Northrop Grumman Corp.		370,253
	2,157	Pentair, Inc.		73,769
	5,595	Pitney Bowes, Inc.		136,574
	5,904	Raytheon Co.		273,178
	5,474	RR Donnelley & Sons Co.		92,346
	1,389	Snap-On, Inc.		62,047
	3,258	Tomkins PLC, ADR (United Kingdom)		66,072
	8,937	Tyco International Ltd. (Switzerland)		342,108
	14,313	United Technologies Corp. (d)		1,017,654
	12,999	Waste Management, Inc. (d)		441,316
				9,636,509
		Information Technology - 9.5%
	13,553	Automatic Data Processing, Inc. (d)		559,332
	2,099	Broadridge Financial Solutions, Inc.		42,610
	1,953	Harris Corp.		86,967
	159,794	Intel Corp. (d)		3,291,756
	2,094	Konami Corp., ADR (Japan)		32,248
	5,916	Linear Technology Corp.		188,602
	3,718	National Semiconductor Corp.		51,308
	56,034	Nokia OYJ, ADR (Finland) (d)		532,883
	9,883	Paychex, Inc.		256,859
	136,782	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan) (d)		1,381,498
	46,944	Telefonaktiebolaget LM Ericsson, ADR (Sweden) (d)		516,384
	19,309	Texas Instruments, Inc. (d)		476,739
				7,417,186
		Materials - 2.9%
	2,915	Bemis Co., Inc.		87,333
	500	Compass Minerals International, Inc.		35,345
	12,823	CRH PLC, ADR (Ireland) (d)		269,668
	24,448	EI Du Pont de Nemours & Co. (d)		994,300
	889	Greif, Inc. - Class A		53,011
	1,905	International Flavors & Fragrances, Inc.		86,449
	2,551	MeadWestvaco Corp.		61,122
	1,572	Packaging Corp. of America		37,728
	4,380	PPG Industries, Inc.		304,279
	2,473	RPM International, Inc.		46,418
	2,456	Sealed Air Corp.		53,123
	1,653	Sherwin-Williams Co. (The)		114,305
	2,634	Sonoco Products Co.		86,132
	1,499	Valspar Corp.		47,084
				2,276,297
		Telecommunication Services - 3.3%
	1,969	Cellcom Israel Ltd. (Israel)		54,344
	19,048	Chunghwa Telecom Co. Ltd., ADR (Taiwan) (d)		402,865
	5,207	Magyar Telekom Telecommunications PLC, ADR (Hungary)		80,500
	67,523	NTT DoCoMo, Inc., ADR (Japan) (d)		1,074,291
	4,011	Partner Communications Co. Ltd., ADR (Israel)		66,382
	3,937	Philippine Long Distance Telephone Co., ADR (Philippines)		211,417
	9,117	Rogers Communications, Inc. - Class B (Canada)		316,542
	9,903	Telecom Corp. of New Zealand Ltd., ADR (New Zealand)		71,500
	18,467	Telefonos de Mexico SAB de CV, ADR (Mexico) (d)		266,848
				2,544,689
		Utilities - 2.1%
	2,761	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)		109,915
	7,639	Cia Energetica de Minas Gerais, ADR (Brazil)		116,113
	2,402	DPL, Inc.		60,795
	4,136	Empresa Nacional de Electricidad SA, ADR (Chile)		204,939
	9,872	Enersis SA, ADR (Chile)		204,745
	9,977	Exelon Corp. (d)		417,338
	13,388	Public Service Enterprise Group, Inc. (d)		440,465
	1,637	UGI Corp.		44,134
				1,598,444
		Total Common Stocks - 110.3%
		(Cost $78,614,758)		86,117,122

		Convertible Preferred Stocks - 1.3%
		Financials - 1.3%
	342	Fannie Mae, 5.375%
		(Cost $33,154,000)		1,024,290

			Optional
	Principal Amount		Call Provisions	Value
		Corporate Bonds - 26.9%
		Consumer Discretionary - 4.6%
	$ 400,000	British Sky Broadcasting Group PLC, BBB+, 9.500%, 11/15/18 (United Kingdom) (a)	N/A	535,884
	394,000	Comcast Corp., BBB+, 6.550%, 7/1/39	N/A	444,687
	410,000	Fortune Brands, Inc., BBB-, 6.625%, 7/15/28	N/A	430,741
	394,000	Home Depot, Inc., BBB+, 5.875%, 12/16/36	N/A	406,322
	404,000	International Game Technology, BBB, 7.500%, 6/15/19	N/A	472,889
	399,000	Kohl's Corp., BBB+, 6.875%, 12/15/37	N/A	480,959
	265,000	Time Warner, Inc., BBB, 7.700%, 5/1/32	N/A	324,769
	397,000	Walt Disney Co. (The), A, 7.000%, 3/1/32 (d)	N/A	509,958
				3,606,209
		Energy - 1.2%
	405,000	Anadarko Petroleum Corp., BBB-, 8.700%, 3/15/19	N/A	436,574
	411,000	Weatherford International Ltd., BBB, 9.625%, 3/1/19 (Switzerland) (d)	N/A	521,278
				957,852
		Financials - 11.7%
	137,000	American Express Co., BB, 6.800%, 9/1/66 (b)	9/1/16 @ 100.00	134,603
	399,000	American Express Co., BBB+, 8.125%, 5/20/19 (d)	N/A	507,882
	398,000	American International Group, Inc., A-, 5.375%, 10/18/11	N/A	409,940
	301,000	AvalonBay Communities, Inc., BBB+, 6.100%, 3/15/20	N/A	341,186
	198,000	Bank of America Corp., BB, 8.000%, 12/31/49 (b)	1/30/18 @ 100.00	199,539
	301,000	Boston Properties LP, A-, 5.875%, 10/15/19	N/A	328,929
	301,000	Camden Property Trust, BBB, 5.700%, 5/15/17	N/A	320,213
	260,000	Caterpillar Financial Services Corp., A, 7.150%, 2/15/19	N/A	323,692
	401,000	Citigroup, Inc., A, 8.500%, 5/22/19	N/A	488,089
	400,000	Coffeyville Resources LLC/Coffeyville Finance, Inc., BB-, 9.000%, 4/1/15 (a)	4/1/12 @ 106.75	412,000
	300,000	Credit Acceptance Corp., BB-, 9.125%, 2/1/17 (a)	2/1/14 @ 104.563	313,875
	300,000	Fidelity National Financial, Inc., BBB-, 6.600%, 5/15/17	N/A	302,139
	199,000	GE Capital Trust I, A+, 6.375%, 11/15/67 (b)	11/15/17 @ 100.00	190,294
	397,000	General Electric Capital Corp., AA+, 6.750%, 3/15/32	N/A	438,143
	200,000	Goldman Sachs Capital II, BBB, 5.793%, 12/29/49 (b)	6/1/12 @ 100.00	161,400
	404,000	Goldman Sachs Group, Inc. (The), A-, 6.750%, 10/1/2037	N/A	412,849
	301,000	HCP, Inc., BBB, 6.700%, 1/30/18	N/A	324,689
	269,000	Hughes Network Systems LLC/HNS Finance Corp., B, 9.500%, 4/15/14	9/2/10 @ 104.75	281,105
	202,000	JPMorgan Chase & Co., BBB+, 7.900%, 4/29/49 (b)	4/30/18 @ 100.00	211,712
	396,000	JPMorgan Chase & Co., A+, 6.300%, 4/23/19	N/A	450,429
	405,000	Manufacturers & Traders Trust Co., A-, 6.625%, 12/4/17	N/A	453,290
	400,000	Merrill Lynch & Co., Inc., A-, 6.110%, 1/29/37	N/A	386,274
	400,000	Morgan Stanley, A, 5.550%, 4/27/17	N/A	412,610
	405,000	PNC Bank NA, A, 5.250%, 1/15/17	N/A	435,325
	300,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, B-, 8.500%, 5/15/18 (a)	5/15/14 @ 104.25	309,750
	298,000	Simon Property Group LP, A-, 10.350%, 4/1/19	N/A	404,489
	202,000	Wells Fargo & Co., A-, 7.980%, 3/15/49 (b)	3/15/18 @ 100.00	209,070
				9,163,516
		Health Care - 2.2%
	399,000	Aetna, Inc., A-, 6.750%, 12/15/37	N/A	453,863
	404,000	Alere, Inc., B-, 9.000%, 5/15/16	5/15/13 @ 104.50	412,080
	399,000	UnitedHealth Group, Inc., A-, 6.500%, 6/15/37	N/A	439,366
	397,000	WellPoint, Inc., A-, 5.950%, 12/15/34	N/A	403,903
				1,709,212
		Industrials - 3.4%
	399,000	CSX Corp., BBB-, 6.000%, 10/1/36	N/A	432,004
	400,000	Delta Air Lines, Inc., BB-, 9.500%, 9/15/14 (a)	9/15/11 @ 107.125	435,000
	408,000	FedEx Corp., BBB, 8.000%, 1/15/19 (d)	N/A	521,131
	407,000	Southwest Airlines Co., BBB, 5.125%, 3/1/17	N/A	421,617
	274,000	Textron, Inc., BBB-, 7.250%, 10/1/19	N/A	317,046
	405,000	Waste Management, Inc., BBB, 7.375%, 3/11/19 (d)	N/A	493,254
				2,620,052
		Information Technology - 0.8%
	262,000	Corning, Inc., BBB+, 6.625%, 5/15/19	N/A	304,368
	264,000	Oracle Corp., A, 6.125%, 7/8/39	N/A	297,520
				601,888
		Materials - 1.6%
	275,000	Alcoa, Inc., BBB-, 6.750%, 7/15/18	N/A	296,476
	411,000	International Paper Co., BBB, 7.500%, 8/15/21	N/A	494,004
	380,000	Teck Resources Ltd., BBB, 10.750%, 5/15/19 (Canada)	5/15/14 @ 105.375	475,259
				1,265,739
		Information Technology - 0.4%
	300,000	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., B+,
		10.500%, 4/15/18 (South Korea) (a)	4/15/14 @ 105.25	313,500

		Utilities - 1.0%
	401,000	Exelon Generation Co. LLC, BBB, 6.200%, 10/1/17	N/A	459,933
	264,000	Southwestern Electric Power Co., BBB, 6.450%, 1/15/19	N/A	296,249
				756,182
		Total Corporate Bonds - 26.9%
		(Cost $19,028,338)		20,994,150

	Number of Shares			Value
		Limited Partnership - 0.3%
		Real Estate - 0.3%
	400,000	Kodiak Funding, LP (c)
		(Cost $3,512,000)		224,000

		Total Long-Term Investments - 138.8%
		(Cost $134,309,096)		108,359,562

		Short-Term Investments - 2.4%
	1,853,555	Dreyfus Money Market Bond Fund
		(Cost $1,853,555)		1,853,555

		Total Investments - 141.2%
		(Cost $136,162,651)		110,213,117
		Other Assets in excess of Liabilities - 1.1%		863,681
		Borrowings - (42.3%)		(33,000,000)
		Net Assets Applicable to Common Shares - 100.0%		$ 78,076,798

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
KGaA - Limited Partnership
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Limited Liability Corporation
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SAB de CV - Variable Capital Company

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933.
	These securities may be resold in transactions exempt from registration, normally to qualified
	institutional buyers. At July 31, 2010, these securities amounted to 3.0% of net assets applicable to Common Shares.
(b)	Floating or variable rate security.
(c)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of
	Trustees. The total market value of such securities is $224,000 which represents 0.3% of Net Assets Applicable
	to Common Shares.
(d)	All or a portion of these securities were segregated as collateral for the borrowings. As of July 31, 2010, the total amount
	segregated was $72,018,212.

Ratings (unaudited) shown are per Standard & Poor's; securities classified NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

See previously submitted notes to financial statements for the period ended April 30, 2010.

At July 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 136,207,052	$ 11,720,226	$ (37,714,161)	$ (25,993,935)

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC820”) (formerly known as the Statement of Financial Accounting Standard No. 157), value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon based quoted prices in inactive markets or upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).
Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and
Liabilities by caption and by level within the fair value hierarchy as of July 31, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common stocks	$ 86,117	$ -	$ -	$ 86,117
Convertible Preferred Stocks	-	1,024	-	1,024
Corporate Bonds	-	20,994	-	20,994
Limited Partnerships	-	-	224	224
Money Market Fund	1,854	-	-	1,854
Total	$ 87,971	$ 22,018	$ 224	$ 110,213

Liabilities:	-	-	-	-
Total	$ -	$ -	$ -	$ -

For fair valuations using unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following table presents the reconciliation of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended July 31, 2010.

Level 3 holdings	Securities
Beginning Balance at 10/31/09	$ 192
Total Realized Gain/Loss	-
Change in Unrealized Gain/Loss	32
Net Purchases and Sales	-
Net Transfers In/Out	-
Ending Balance at 7/31/10	$ 224

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Dividend & Income Fund

By:	/s/ J. Thomas Futrell
J. Thomas Futrell
Chief Executive Officer

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Thomas Futrell
J. Thomas Futrell
Chief Executive Officer

Date:	September 24, 2010

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	September 24, 2010